Interest expenses	12 Months Ended
Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Interest expenses	20. Interest expenses

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Interest on convertible bond	26,249	—	—
Interest expenses	862	190	1,157

Total	27,111	190	1,157